SHARE-BASED COMPENSATION - Options granted (Details) - $ / shares		12 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of options
Outstanding at the beginning of the period (in shares)		612,724	889,174	1,900,479
Granted (in shares)	1,658,485	1,658,485
Exercised (in shares)		(242,834)	(274,565)	(995,255)
Forfeited (in shares)		(9,650)	(1,885)	(16,050)
Outstanding at the end of the period (in shares)	86,601	2,018,725	612,724	889,174
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)		$ 5.29	$ 5.15	$ 6.63
Granted (in dollars per share)		13.01
Exercised (in dollars per share)		5.46	4.83	7.97
Forfeited (in dollars per share)		5.51	5.19	5.38
Outstanding at the end of the period (in dollars per share)		11.61	5.29	5.15
Weighted average fair value per option at grant date
Outstanding at the beginning of the period (in dollars per share)		10.93	10.02	12.36
Granted (in dollars per share)		21.30
Exercised (in dollars per share)		10.44	7.89	14.29
Forfeited (in dollars per share)		20.50	23.93	22.25
Outstanding at the end of the period (in dollars per share)		$ 19.46	$ 10.93	$ 10.02